Related- Party Transaction - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Officers
Disclosure of transactions between related parties [line items]
Compensation expense	R$ 63,405	R$ 81,244